NOTE 5. Summary of allowance for doubtful accounts for account receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Balance at the beginning of the year	$ 4,830	$ 1,464
Provision during the year	14,826	3,838
Bad debts written off	(7,615)	(472)
Balance at the end of the year	$ 12,041	$ 4,830